SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 16 (File No. 333-230376)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 169 (File No. 811-07355)	[X]
(Check appropriate box or boxes)

RiverSource Variable Account 10
(Exact Name of Registrant)

RiverSource Life Insurance Company
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 24, 2022 pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note
Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 16 to registration statement No. 333-230376 filed pursuant to rule 485(b) under the Securities Act of 1933, is to delay the effective date of Post-Effective Amendment No. 7 which was filed on or about Sept. 3, 2021. The content of Post-Effective Amendment No. 7 is incorporated by reference herein.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of March 2022.
By RiverSource Variable Account 10
(Registrant)
By	/s/ Gumer C. Alvero**
Gumer C. Alvero Chairman of the Board and President
By RiverSource Life Insurance Company
(Depositor)
By	/s/ Gumer C. Alvero**
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of March, 2022.
Signature	Title
/s/ Gumer C. Alvero**	Chairman of the Board and President (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel*	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske*	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji*	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian J. McGrane*	Director
Brian J. McGrane
/s/ Brian E. Hartert**	Chief Financial Officer
Brian E. Hartert
/s/ Jeninne C. McGee*	Director
Jeninne C. McGee
/s/ Gene R. Tannuzzo*	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing *	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
*Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 11, 2022, filed electronically as Exhibit (p) to Registrant’s Registration Statement on Form N-4, File No. 333-262313, is incorporated by reference, herewith, by:
**Signed pursuant Power of Attorney for Gumer C. Alvero and Brian E. Hartert to sign Amendment to this Registration Statement, dated March 18, 2022, filed electronically as Exhibit (p)(ii) to Registrant’s Post-Effective Amendment No.15 to Registration Statement on Form N-4, File No. 333-230376, is incorporated by reference, herewith, by:

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary